Consolidated Balance Sheets (Annual) - USD ($)	Apr. 30, 2021	Apr. 30, 2020
Assets:
Cash and cash equivalents	$ 2,473,959	$ 11,206
Accounts receivable net	1,356,932
Prepaid expenses	653,861	465,555
Total current assets	4,484,752	476,761
Deposits	6,300	6,300
Deferred tax assets		180,000
Purchased technology	14,803,954	143,455
Investment in affiliate	122,914
Equity securities at fair value	6,298,008	1,406,982
Total assets	25,715,928	2,213,498
Current liabilities:
Trade	308,506	278,752
Related party	3,843,686	16,680
Accrued expenses	306,308	149,835
Stock subscription payable	1,199,996
Deferred revenue	622	656
Interest payable	116,483	31,235
Deferred tax liability	433,000
Related party debt	22,860	15,000
Secured note payable	1,000,000	1,000,000
Current portion of SBA loans	1,885,800
Loan payable - bank	34,324	34,324
Demand notes payable		7,860
Total current liabilities	9,151,585	1,534,342
Long-term liabilities:
Long-term SBA loans, less current portion	2,385,800
Total Liabilities	11,537,385	1,534,342
Commitments and contingencies
Stockholders' equity:
Common stock, $.001 par value; 900,000,000 shares authorized, 2,178,766 and 417,059 shares issued and outstanding	2,178	417
Capital in excess of par value	15,168,987	3,141,021
Accumulated deficit	(992,622)	(2,462,282)
Total stockholders' equity	14,178,543	679,156
Total liabilities and stockholders' equity	$ 25,715,928	$ 2,213,498